Equipment Held Under Capital Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Leases
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

[8] Equipment Held Under Capital Leases

The Company’s equipment held under the capital lease obligations as of March 31, 2012 and December 31, 2011 is summarized as follows:

	March 31,	December 31,
	2012	2011
Showroom Equipment	$40,000	$40,000
Less: Accumulated Amortization	34,649	32,667

Equipment Held under Capitalized Lease Obligations - Net	$5,351	$7,333

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  For the three months ended March 31, 2012 and 2011, amortization was approximately $1,983 and $2,000, respectively.

The capital lease obligation was paid in full during 2011.

[9] Equipment Held Under Capital Leases

The Company’s equipment held under the capital lease obligations as of December 31, 2011 and 2010, is summarized as follows:

	December 31,
	2011	2010

Showroom Equipment	$40,000	$40,000
Less: Accumulated Amortization	32,667	24,667

Equipment Held under Capitalized Lease Obligations - Net	$7,333	$15,333

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  For the years ended December 31, 2011 and 2010, amortization was approximately $8,000 and $9,000, respectively.

The capital lease obligation was paid in full during 2011.

Interest expense related to capital leases for the years ended December 31, 2011 and 2010 was approximately $500 and $4,000, respectively.